Investments (Concentrations of Credit Risk - Narrative) (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Securities holdings exposure in single issuer greater than stated percentage of Company's equity	10.00%
Foreign government | Japan
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Government and agency fixed maturity securities	20.3	$ 21.7
Fixed maturity and equity securities [Member] | Japan
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Government and agency fixed maturity securities	25.5	$ 26.9